Summary of Significant Accounting Policies (Details 1) (USD $)	6 Months Ended
Jun. 30, 2014
Oriental VIP Room [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Fair Value as of 6/30/2014	$ 68,002,000
Oriental VIP Room [Member] | Forecasted Performance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Valuation Techniques	Forecasted Performance, 2014-June 2016
Unobservable Input	Chip Turnover Annual Growth
Oriental VIP Room [Member] | Forecasted Performance [Member] | Minimum [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Range (in percentage)	(5.00%)
Oriental VIP Room [Member] | Forecasted Performance [Member] | Maximum [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Range (in percentage)	(40.00%)
Oriental VIP Room [Member] | Monte Carlo Method [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Valuation Techniques	Monte Carlo Method
Unobservable Input	Average Simulated Share Prices
Oriental VIP Room [Member] | Monte Carlo Method [Member] | Minimum [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Average Simulated Share Prices	$ 2.90
Oriental VIP Room [Member] | Monte Carlo Method [Member] | Maximum [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Average Simulated Share Prices	$ 2.92
Bao Li Gaming [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Fair Value as of 6/30/2014	$ 44,299,487
Bao Li Gaming [Member] | Forecasted Performance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Valuation Techniques	Forecasted Performance, 2014-2015
Unobservable Input	Chip Turnover Annual Growth
Bao Li Gaming [Member] | Forecasted Performance [Member] | Minimum [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Range (in percentage)	(5.00%)
Bao Li Gaming [Member] | Forecasted Performance [Member] | Maximum [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Range (in percentage)	(40.00%)
Bao Li Gaming [Member] | Monte Carlo Method [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Valuation Techniques	Monte Carlo Method
Unobservable Input	Average Simulated Share Prices
Bao Li Gaming [Member] | Monte Carlo Method [Member] | Minimum [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Average Simulated Share Prices	$ 2.84
Bao Li Gaming [Member] | Monte Carlo Method [Member] | Maximum [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Average Simulated Share Prices	$ 3.02